Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Trade		$ 412,579,540	$ 718,700,884	$ 830,492,936	$ 1,233,830,337
Services income		1,577,316	1,076,640	2,102,903	3,267,716
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(25,947,103)	47,787,490	(66,084,491)	64,128,110
Cost of sales		328,562,776	473,350,048	632,545,139	798,798,083
Gross income		59,646,977	294,214,966	133,966,209	502,428,080
Distribution, transportation and sale expenses		2,911,297	3,413,823	7,489,355	6,722,846
Administrative expenses		39,249,329	36,487,629	79,484,465	74,498,017
Other revenue		5,973,794	4,333,794	12,170,448	24,072,792
Other expenses		1,943,755	1,257,452	2,670,348	3,439,324
Operating income (loss)		21,516,390	257,389,856	56,492,489	441,840,685
Financing income	[1]	2,209,379	4,290,268	8,224,531	17,304,710
Financing cost	[2]	36,605,455	34,740,755	74,780,817	64,247,055
Derivative financial instruments income (cost), net		2,489,947	(16,757,949)	2,788,339	(24,509,153)
Foreign exchange income, net		105,359,430	19,648,210	230,676,132	81,450,171
Profit sharing in joint ventures and associates		42,013	97,142	151,969	161,148
Total duties, taxes and other		69,588,325	104,771,366	141,393,488	204,351,399
Net income		25,423,379	125,155,406	82,159,155	247,649,107
Depreciation and amortization of wells, pipelines, properties, plant and equipment		28,735,620	36,270,500	56,791,178	69,413,993
Depreciation of rights of use		1,077,918	1,302,353	2,385,577	2,795,222
Net periodic cost of employee benefits		33,582,053	30,586,009	66,972,522	63,601,259
Interest income		2,830,294	1,620,639	7,332,811	4,732,095
Interest cost		34,541,093	33,835,177	69,310,697	66,627,850
Total current assets		478,711,811		478,711,811		$ 527,894,778
Total non-current assets		1,647,207,061		1,647,207,061		1,717,663,266
Total current liabilities		995,869,299		995,869,299		929,737,258
Total non-current liabilities		2,851,268,026		2,851,268,026		3,084,643,011
Total equity (deficit)		(1,721,218,453)	(1,669,677,465)	(1,721,218,453)	(1,669,677,465)	(1,768,822,225)	$ (2,170,000,783)
Intersegment eliminations
Revenues:
Intersegment		(380,886,122)	(610,570,200)	(779,703,705)	(1,018,633,781)
Cost of sales		(355,485,478)	(588,950,507)	(733,559,272)	(981,395,848)
Gross income		(25,400,644)	(21,619,693)	(46,144,433)	(37,237,933)
Distribution, transportation and sale expenses		(1,275,636)	(1,144,499)	(2,635,132)	(2,147,372)
Administrative expenses		(23,727,740)	(20,404,739)	(43,342,167)	(35,021,478)
Other expenses		(406,396)	(87,419)	(170,719)	(82,443)
Operating income (loss)		9,128	16,964	3,585	13,360
Financing income		(54,298,483)	(55,682,480)	(111,697,161)	(110,799,674)
Financing cost		(54,289,355)	(55,665,519)	(111,693,576)	(110,786,315)
Profit sharing in joint ventures and associates		(48,006,030)	(158,392,970)	(147,196,962)	(327,470,346)
Total duties, taxes and other			0
Net income		(48,006,030)	(158,392,967)	(147,196,962)	(327,470,345)
Total current assets		(2,738,295,753)		(2,738,295,753)		(2,825,188,933)
Total non-current assets		(662,359,293)		(662,359,293)		(807,795,310)
Total current liabilities		(2,738,225,461)		(2,738,225,461)		(2,825,030,251)
Total non-current liabilities		(1,322,868,236)		(1,322,868,236)		(1,512,848,498)
Total equity (deficit)		660,438,651		660,438,651		704,894,507
Exploration and Production
Revenues:
Trade		110,946,624	176,402,007	210,208,695	308,298,472
Intersegment		119,412,979	202,242,892	243,185,733	374,019,724
Services income		6,419	45,833	13,179	55,992
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(18,867,771)	9,990,163	(59,536,095)	21,547,474
Cost of sales		121,795,236	154,405,392	225,377,034	280,517,474
Gross income		89,703,015	234,275,503	168,494,478	423,404,188
Distribution, transportation and sale expenses		148,578	95,812	316,937	226,909
Administrative expenses		19,585,824	17,086,738	36,044,430	31,412,215
Other revenue		702,841	1,152,714	1,567,552	3,484,143
Other expenses		1,744,962	691,951	2,399,104	2,264,706
Operating income (loss)		68,926,492	217,553,716	131,301,559	392,984,501
Financing income		13,880,957	17,205,283	30,052,525	44,686,370
Financing cost		28,815,708	30,858,509	61,914,236	59,434,819
Derivative financial instruments income (cost), net		3,050,956	(15,003,046)	7,277,345	(20,621,361)
Foreign exchange income, net		54,114,570	15,945,048	120,010,658	74,693,931
Profit sharing in joint ventures and associates		(36,963)	(111,041)	(36,008)	(405,548)
Total duties, taxes and other		65,582,750	113,131,952	137,788,248	208,691,330
Net income		45,537,554	91,599,499	88,903,595	223,211,744
Depreciation and amortization of wells, pipelines, properties, plant and equipment		23,246,437	29,691,333	45,405,980	56,101,453
Depreciation of rights of use		43,680	16,230	113,458	186,043
Net periodic cost of employee benefits		9,374,176	8,578,072	18,748,351	17,814,976
Interest income		47,401	37,475	89,075	69,819
Interest cost		(76,444)	44,344	(225,250)	144,764
Total current assets		843,095,989		843,095,989		915,532,623
Total non-current assets		842,714,333		842,714,333		886,317,756
Total current liabilities		503,725,524		503,725,524		519,212,766
Total non-current liabilities		1,779,099,360		1,779,099,360		1,968,555,771
Total equity (deficit)		(597,014,562)		(597,014,562)		(685,918,158)
Industrial Transformation
Revenues:
Trade		178,768,338	372,336,628	391,599,929	618,726,186
Intersegment		60,765,403	81,438,009	122,295,916	145,380,711
Services income		121,522	240,376	164,645	542,874
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(7,079,332)	36,040,099	(6,548,396)	40,823,408
Cost of sales		277,734,654	452,943,152	577,117,863	767,234,738
Gross income		(45,158,723)	37,111,960	(69,605,769)	38,238,441
Distribution, transportation and sale expenses		3,985,661	4,143,250	9,571,998	7,989,966
Administrative expenses		17,219,109	14,507,399	33,205,975	28,375,029
Other revenue		2,843,993	1,790,925	6,675,653	3,063,566
Other expenses		(765)	262,533	19,848	375,144
Operating income (loss)		(63,518,735)	19,989,703	(105,727,937)	4,561,868
Financing income		348,807	105,124	559,823	164,570
Financing cost		9,588,288	8,145,452	17,221,094	15,457,118
Derivative financial instruments income (cost), net		174,753	(11,554)	390,478	(10,391)
Foreign exchange income, net		55,403,887	4,611,961	116,517,971	8,282,488
Profit sharing in joint ventures and associates		1,398,321	62,323	2,536,741	341,643
Net income		(15,781,255)	16,612,105	(2,944,018)	(2,116,940)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		2,695,759	3,271,172	5,706,197	6,770,498
Depreciation of rights of use		811,153	931,013	1,587,118	1,862,027
Net periodic cost of employee benefits		13,702,260	12,600,962	27,211,126	25,952,724
Interest income		329,116	104,695	485,865	164,090
Interest cost		847,327	903,139	1,725,577	2,062,076
Total current assets		244,095,842		244,095,842		296,527,986
Total non-current assets		493,465,218		493,465,218		502,433,210
Total current liabilities		1,052,497,596		1,052,497,596		1,078,322,279
Total non-current liabilities		617,484,028		617,484,028		614,563,455
Total equity (deficit)		(932,420,564)		(932,420,564)		(893,924,538)
Logistics
Revenues:
Intersegment		29,994,502	22,608,212	54,666,766	41,159,889
Services income		938,914	332,289	884,275	755,518
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			1,474,790		1,474,790
Cost of sales		21,622,942	15,967,750	40,042,416	29,597,122
Gross income		9,310,474	8,447,541	15,508,625	13,793,075
Distribution, transportation and sale expenses		76,746	43,281	124,281	59,280
Administrative expenses		5,279,115	4,443,379	10,518,433	8,800,091
Other revenue		973,245	162,645	1,008,815	177,347
Other expenses		444,794	(21,840)	1,451	(30,061)
Operating income (loss)		4,483,064	4,145,366	5,873,275	5,141,112
Financing income		4,552,787	2,744,749	9,175,301	5,079,505
Financing cost		118,058	143,080	200,419	296,757
Foreign exchange income, net		106,473	16,825	180,487	8,240
Profit sharing in joint ventures and associates		44	(1,121)	44	6
Total duties, taxes and other		3,920,277	(6,814,141)	3,986,924	(2,578,759)
Net income		5,104,033	13,576,880	11,041,764	12,510,865
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,552,736	1,489,959	3,157,246	2,971,718
Depreciation of rights of use		115,262	144,078	211,854	318,829
Net periodic cost of employee benefits		2,174,632	1,790,501	4,349,264	4,009,029
Interest income		(2,874)	(746)	32,888
Interest cost		118,004	151,231	199,954	300,178
Total current assets		274,576,032		274,576,032		251,070,455
Total non-current assets		155,495,584		155,495,584		160,667,832
Total current liabilities		84,161,480		84,161,480		79,817,063
Total non-current liabilities		78,146,459		78,146,459		75,200,326
Total equity (deficit)		267,763,677		267,763,677		256,720,899
DPRLP
Revenues:
Trade		43,120,554	74,122,078	81,871,944	126,668,052
Intersegment		587,387	16,063,587	6,247,343	8,413,658
Services income		(222)	(10,005)	0	837,375
Cost of sales		41,697,687	78,458,043	80,669,955	120,070,610
Gross income		2,010,032	11,717,617	7,449,332	15,848,475
Administrative expenses		150,244	508,132	376,269	508,938
Other revenue		9,590	(37,434)	13,848	3,133,094
Other expenses		137,247		275,190	0
Operating income (loss)		1,732,131	11,172,051	6,811,721	18,472,631
Financing income		204,983		342,625
Financing cost		38,100	90,462	79,092	214,475
Total duties, taxes and other		56,177	0	68,655	0
Net income		1,842,837	11,081,589	7,006,599	18,258,156
Depreciation and amortization of wells, pipelines, properties, plant and equipment		494,220	1,100,491	1,056,479	2,147,037
Depreciation of rights of use		(135,604)
Interest income		101,007		184,924
Interest cost		38,100	214,475	79,092	214,475
Total current assets		29,017,242		29,017,242		31,935,985
Total non-current assets		27,365,605		27,365,605		32,675,568
Total current liabilities		7,644,001		7,644,001		10,287,103
Total non-current liabilities		3,940,414		3,940,414		4,153,387
Total equity (deficit)		44,798,432		44,798,432		50,171,062
Trading Companies
Revenues:
Trade		73,435,364	90,954,226	136,828,605	169,781,579
Intersegment		132,348,619	243,866,576	281,288,494	379,281,826
Services income		502,541	464,770	1,012,550	1,069,040
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			282,438		282,438
Cost of sales		203,398,658	334,450,072	409,704,279	541,457,523
Gross income		2,887,866	1,117,938	9,425,370	8,957,360
Distribution, transportation and sale expenses		(25,611)	257,652	54,240	558,584
Administrative expenses		763,313	753,675	1,278,091	1,410,341
Other revenue		150,105	144,191	363,057	10,580,467
Other expenses		19,922	411,970	140,995	540,935
Operating income (loss)		2,280,347	(161,168)	8,315,101	17,027,967
Financing income		108,226	135,093	206,440	222,582
Financing cost		1,241,563	768,596	2,560,933	1,397,534
Derivative financial instruments income (cost), net		(268,857)	(1,476,609)	(174,255)	(2,930,121)
Foreign exchange income, net		32,713	(64,713)	67,687	(146,636)
Profit sharing in joint ventures and associates		3,121,162	10,085,425	12,703,617	18,885,053
Total duties, taxes and other		335,393	(499,450)	401,312	(722,559)
Net income		3,696,635	8,248,882	18,156,345	32,383,870
Depreciation and amortization of wells, pipelines, properties, plant and equipment		67,644	92,774	149,289	184,256
Depreciation of rights of use		60,417	175,734	122,344	358,045
Net periodic cost of employee benefits		459	(1,378)	2,051	875
Interest income		29,474	8,243	40,456	27,615
Interest cost		1,031,926	651,075	2,147,091	1,226,182
Total current assets		200,879,944		200,879,944		208,042,447
Total non-current assets		99,590,366		99,590,366		104,756,605
Total current liabilities		152,008,082		152,008,082		163,897,630
Total non-current liabilities		330,424		330,424		513,730
Total equity (deficit)		148,131,804		148,131,804		148,387,691
Corporate
Revenues:
Intersegment		24,362,588	21,491,009	45,034,813	38,006,417
Services income		225	221	457	528
Cost of sales		315,117	306,429	460,531	557,103
Gross income		24,047,696	21,184,801	44,574,739	37,449,842
Distribution, transportation and sale expenses		(17,883)	(5,308)	16,959	(3,187)
Administrative expenses		18,450,331	17,435,165	38,132,660	35,620,463
Other revenue		568,126	99,443	633,924	230,142
Other expenses		952	62	952	370,102
Operating income (loss)		6,182,422	3,854,325	7,058,092	1,692,606
Financing income		37,157,911	39,675,983	78,981,548	77,818,150
Financing cost		50,473,637	50,092,918	103,293,487	97,690,436
Derivative financial instruments income (cost), net		(466,905)	(266,740)	(4,705,229)	(947,280)
Foreign exchange income, net		(6,566,620)	(548,431)	(10,448,807)	(2,072,184)
Profit sharing in joint ventures and associates		39,013,523	131,492,618	113,450,915	267,989,641
Total duties, taxes and other		(592,463)	(1,126,984)	(1,147,993)	(1,126,984)
Net income		25,439,157	125,241,821	82,191,025	247,917,481
Depreciation and amortization of wells, pipelines, properties, plant and equipment		132,626	134,641	283,832	282,795
Depreciation of rights of use		147,410	16,743	294,821	33,486
Net periodic cost of employee benefits		8,319,364	7,607,346	16,638,728	15,802,644
Interest income		2,178,823	1,425,746	6,133,697	4,453,222
Interest cost		32,008,505	31,596,305	64,305,915	62,203,369
Total current assets		1,520,298,659		1,520,298,659		1,548,257,534
Total non-current assets		291,681,281		291,681,281		431,460,970
Total current liabilities		1,884,684,765		1,884,684,765		1,856,611,334
Total non-current liabilities		1,648,187,493		1,648,187,493		1,891,640,785
Total equity (deficit)		(1,720,892,318)		(1,720,892,318)		(1,768,533,615)
Other Operating Subsidiary Companies
Revenues:
Trade		6,308,660	4,885,945	9,983,763	10,356,048
Intersegment		13,414,644	22,859,915	26,984,640	32,371,556
Services income		7,917	3,156	27,797	6,389
Cost of sales		17,483,960	25,769,717	32,732,333	40,759,361
Gross income		2,247,261	1,979,299	4,263,867	1,974,632
Distribution, transportation and sale expenses		19,442	23,635	40,072	38,666
Administrative expenses		1,529,133	2,157,880	3,270,774	3,392,418
Other revenue		725,894	1,021,310	1,907,599	3,404,033
Other expenses		3,039	195	3,527	941
Operating income (loss)		1,421,541	818,899	2,857,093	1,946,640
Financing income		254,191	106,516	603,430	133,207
Financing cost		619,456	307,257	1,205,132	542,231
Foreign exchange income, net		2,268,407	(312,480)	4,348,136	684,332
Profit sharing in joint ventures and associates		4,551,956	16,961,908	18,693,622	40,820,699
Total duties, taxes and other		286,191	79,989	296,342	88,371
Net income		7,590,448	17,187,597	25,000,807	42,954,276
Depreciation and amortization of wells, pipelines, properties, plant and equipment		546,198	490,130	1,032,155	956,236
Depreciation of rights of use		35,600	18,555	55,982	36,792
Net periodic cost of employee benefits		11,162	10,506	23,002	21,011
Interest income		147,347	45,226	365,906	17,349
Interest cost		573,675	$ 274,608	1,078,318	$ 476,806
Total current assets		105,043,856		105,043,856		101,716,681
Total non-current assets		399,253,967		399,253,967		407,146,635
Total current liabilities		49,373,312		49,373,312		46,619,334
Total non-current liabilities		46,948,084		46,948,084		42,864,055
Total equity (deficit)		$ 407,976,427		$ 407,976,427		$ 419,379,927

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2023 and 2022.
[2]	Mainly interest on debt.